The UBS Funds	Prospectus Supplement

The UBS Funds
UBS Dynamic Alpha Fund
UBS Global Allocation Fund
UBS Multi-Asset Income Fund
Prospectus Supplement

July 18, 2014

Dear Investor,

The purpose of this supplement is to update the Prospectus of the UBS Dynamic Alpha Fund, UBS Global Allocation Fund and UBS Multi-Asset Income Fund series (each a “Fund”
and collectively, the “Funds”) of The UBS Funds dated October 28, 2013, as supplemented, as follows:

Lowell Yura no longer serves as a portfolio manager for the Funds.  The remaining portfolio managers of each Fund have assumed Mr. Yura’s portfolio management responsibilities.

Therefore, all references to Mr. Yura in the Prospectus are hereby deleted in their entirety.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-687

The UBS Funds	SAI Supplement

The UBS Funds
UBS Dynamic Alpha Fund
UBS Global Allocation Fund
UBS Multi-Asset Income Fund
Supplement to the Statement of Additional Information

July 18, 2014

Dear Investor,

The purpose of this supplement is to update the Statement of Additional Information (“SAI”) of the UBS Dynamic Alpha Fund, UBS Global Allocation Fund and UBS Multi-Asset Income Fund series
(each a “Fund” and collectively, the “Funds”) of The UBS Funds dated October 28, 2013, as supplemented, as follows:

Lowell Yura no longer serves as a portfolio manager for the Funds.  The remaining portfolio managers of each Fund have assumed Mr. Yura’s portfolio management responsibilities.

Therefore, all references to Mr. Yura in the SAI are hereby deleted in their entirety.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-689